EQUITY - Common shares outstanding (Details) - shares	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Common shares held in trusts in connection with the RSU plan (Note 17C), PSU plan (Note 17D) and LTIP	694,808	433,947
Total	462,136,740
Employee Stock Option
Employee stock options	4,976,636
Common Shares Outstanding
Common shares outstanding	456,465,296	245,001,857	242,884,314